Notes on the Consolidated Statements of Operations and Comprehensive Loss - Expiry Dates and Exercise Prices (Details) - Affinitas GmbH	Dec. 31, 2018 shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	0	6,166	5,454
Not defined (grant in 2013)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 1
Number of options		1,170
September - October 2025, One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 917
Number of options		825
September - October 2025, Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 1,376
Number of options		825
September - October 2025, Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 1,835
Number of options		550
January - July 2026, One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 917
Number of options		550
January - July 2026, Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 1,091
Number of options		404
May 2026, One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 1,376
Number of options		550
May 2026, Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 1,835
Number of options		360
January - April 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros per share) | € / shares		€ 1,091
Number of options		932